COMMITMENTS AND CONTINGENCIES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) item $ / shares shares	Oct. 24, 2020 shares
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item	3	3
Deferred underwriting commissions | $	$ 11,697,550	$ 11,697,550
Over allotment
COMMITMENTS AND CONTINGENCIES
Underwriting option period	45 days	45 days
Number of units granted to underwriters	4,500,000	4,500,000
Shares issued underwriters	3,421,570	3,421,570
Issue price per share | $ / shares	$ 0.35	$ 0.35
Number of units expired and unexercised			1,078,430